Prepaid Expenses and Other Assets - Components of Prepaid Expenses and Other Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses And Other Assets [Abstract]
Prepaid royalties	$ 987	$ 5,704
Prepaid expenses	38,688	22,281
Vendor deposits	1,297	1,408
Other current assets	2,973	302
Total current portion of prepaid expenses and other assets	43,945	29,695	[1]
Prepaid royalties	15,963	16,444
Vendor deposits	758	70
Long term investments	6,773	6,981
Investment tax credits receivable	2,483	3,056
Deferred financing costs	6,783
Total non-current portion of prepaid expenses and other assets	$ 32,760	$ 26,551	[1]

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.